Total Capital and Net Income Per Common Unit	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Total Capital and Net Income Per Common Unit
Total Capital and Net Income Per Common Unit
As at December 31, 2016, a total of 68.3% of the Partnership's common units outstanding were held by the public. The remaining common units, as well as the 2% general partner interest, were held by a subsidiary of Teekay Corporation. All of the Partnership's outstanding 9.00% Series A Cumulative Redeemable Perpetual Preferred Units (or the Series A Preferred Units) are held by the public.
Limited Partners’ Rights
Significant rights of the Partnership’s limited partners include the following:

•
Right to receive distribution of Available Cash (as defined in the partnership agreement and which takes into account cash reserves for, among other things, future capital expenditures and future credit needs of the Partnership) within approximately 45 days after the end of each quarter.

•
No limited partner shall have any management power over the Partnership’s business and affairs; the General Partner is responsible for the conduct, directions and management of the Partnership’s activities.

•
The General Partner may be removed if such removal is approved by unitholders holding at least 66-2/3% of the outstanding units voting as a single class, including units held by our General Partner and its affiliates.

Incentive Distribution Rights
The General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

During 2016, the quarterly cash distributions were below $0.4625 per common unit and, consequently, the assumed distribution of net income was based on the limited partners' and General Partner’s ownership percentage for the purposes of the net income per common unit calculation. During 2015 and 2014, quarterly cash distributions exceeded $0.4625 per common unit and, consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per common unit calculation. For more information on the increasing percentages to calculate the General Partner’s interest in net income, please refer to the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2016.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities and liquidation amounts on the Series A Preferred Units will be distributed to the common unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.
Net Income Per Common Unit
Limited partners' interest in net income per common unit is determined by dividing net income, after deducting the amount of net income attributable to the non-controlling interests, the General Partner’s interest and the distributions on the Series A Preferred Units by the weighted-average number of common units outstanding during the period. The distributions payable on the Series A Preferred Units (which were issued on October 5, 2016) for the year ended December 31, 2016 were $2.7 million (December 31, 2015 and 2014 – nil).

The General Partner’s and common unitholders’ interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Pursuant to the Partnership agreement, allocations to partners are made on a quarterly basis.
Equity Offerings
The following table summarizes the issuances of common and preferred units over the three years ending December 31, 2016:

Date	Units Issued	Type of Units	Offering Price	Gross Proceeds (i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
July 2014 Public Offering	3,090,000	Common	$44.65	140,784	140,484	33.96%	Prepayment of revolving credit facilities, funding of the Yamal LNG Project and funding newbuilding installments
Continuous offering program during 2014	1,050,463	Common	(iii)	42,556	41,655	(iii)	General partnership purposes including funding newbuilding installments
Continuous offering program during 2015(iv)	1,173,428	Common	(iii)	36,274	35,374	(iii)	General partnership purposes, including funding newbuilding installments
October 2016 Public Offering (v)	5,000,000	Preferred	$25.00	125,000	120,707	(v)	General partnership purposes, including debt repayments and funding newbuilding installments

(i)	Including the General Partner’s 2% proportionate capital contribution.

(ii)	Including Teekay Corporation’s indirect 2% general partner interest relating to common unit offerings.

(iii)
Commencing in May 2013, the Partnership implemented a continuous offering program (or COP) under which the Partnership may issue new common units, representing limited partner interests, from time to time at market prices up to a maximum aggregate amount of $100 million.

(iv)
Includes 160,000 common units sold under the COP in December 2014 for which net proceeds of $6.8 million (including the General Partner’s 2% proportionate capital contribution) were received in January 2015.

(v)
On October 5, 2016, the Partnership issued Series A Preferred Units at a rate of 9.0% per annum of the stated liquidation preference of $25.00 per unit. At any time on or after October 5, 2021, the Partnership may redeem the Series A Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions to the date of redemption, whether or not declared.